COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Millions	Oct. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Losses on case	¥ 0
Amount of outstanding loan balance under guarantee model		¥ 638
Capital commitments contracted but not yet reflected		500,000	$ 72
Commitments to construction in progress		¥ 30,000